UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Total operating revenues	$ 218,750	$ 208,600
Vessel operating expenses	(67,869)	(53,917)
Voyage, charterhire and commission expenses	(1,150)	(2,174)
Administrative expenses	(26,459)	(30,601)
Project development expenses	(38,453)	(1,331)
Depreciation and amortization	(37,500)	(39,280)
Impairment of long-lived assets	(5,021)	(76,155)
Total operating expenses	(176,452)	(203,458)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668
Other operating income	10,316	299
Total other operating (losses)/income	(1,046)	516,967
Operating income	41,252	522,109
Realized and unrealized mark-to-market (losses)/gain on our investment in listed equity securities	(62,308)	346,497
Other non-operating income, net	9,823	11,267
Total other non-operating (losses)/income	(52,485)	357,764
Interest income	34,827	4,013
Interest expense	(1,107)	(15,589)
Gains on derivative instruments, net	9,315	73,330
Other financial items, net	(1,057)	(3,243)
Net financial income	41,978	58,511
Income before taxes and net income from equity method investments	30,745	938,384
Income taxes	(1,538)	(282)
Net (losses)/income from equity method investments	(1,279)	12,996
Net income from continuing operations	27,928	951,098
Net income/(loss) from discontinued operations	293	(79,111)
Net income	28,221	871,987
Total net income attributable to non-controlling interests	(42,167)	(155,652)
Net (loss)/income attributable to stockholders of Golar LNG Limited	$ (13,946)	$ 716,335
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ (0.13)	$ 7.44
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	(0.13)	7.40
Basic (loss)/earnings per share from discontinued operations (in USD per share)	0.00	(0.81)
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ 0.00	$ (0.80)
Continuing operations
Total operating revenues	$ 218,750	$ 208,600
Vessel operating expenses	(67,869)	(53,917)
Voyage, charterhire and commission expenses	(1,150)	(2,174)
Administrative expenses	(26,459)
Depreciation and amortization	(37,500)	(39,280)
Other operating income	10,316	299
Realized and unrealized mark-to-market (losses)/gain on our investment in listed equity securities	(62,308)	346,497
Net (losses)/income from equity method investments	(1,279)	12,996
Net income from continuing operations	27,928	951,098
Total net income attributable to non-controlling interests	(42,167)	(147,446)
Discontinued operations
Depreciation and amortization	(20)	(8,747)
Total net income attributable to non-controlling interests	0	(8,206)
Liquefaction services revenue
Total operating revenues	172,985	178,314
Vessel management fees and other revenues
Total operating revenues	29,576	26,070
Time and voyage charter revenues
Total operating revenues	$ 16,189	$ 4,216